CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 7(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	351	97.77%
Delinquency, No Missing Data	8	2.23%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	359	100.00%